Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel

March 8, 2019
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Principal Variable Contracts Funds, Inc.
Registration Statement on Form N-14
Ladies and Gentlemen:

On behalf of Principal Variable Contracts Funds, Inc. ("PVC"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PVC's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to proposed Plans of Reorganization providing for the transfer of all the assets, subject to all the liabilities, of the Income Account, a series of PVC, to and in exchange for shares of Core Plus Bond Account, a series of PVC; of the LargeCap Growth Account, a series of PVC, to and in exchange for shares of LargeCap Growth Account I, a series of PVC; and of the Multi‑Asset Income Account, a series of PVC, to and in exchange for shares of SAM (Strategic Asset Management) Flexible Income Account, a series of PVC. All Accounts are previously created series of PVC. The proposed mailing date to shareholders is on or about April 15, 2019.
If you have questions or comments, please contact me at 515-247-5419 or Adam Shaikh at 515-235-9328.
Sincerely,
/s/ Laura B. Latham
Assistant Counsel and Assistant Secretary
Principal Variable Contracts Funds, Inc.

Enclosures